Investment Properties - Summary of Income and Expenses Related to Investment Properties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Rental income from investment property, net of direct operating expense [abstract]
Rental income	₩ 11,594	₩ 10,519
Operating and maintenance expenses related to rental income	(716)	(507)
Rental income from investment property, net of direct operating expense	₩ 10,878	₩ 10,012